Consolidated Statements of Profit or Loss		12 Months Ended
		Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares
Statement [Line Items]
Revenue		€ 1,147,492	€ 162,407	€ 420,167
Costs and operating expenses:
Total operating expenses		(6,518,659)	(1,389,143)	(427,257)
Operating losses		(5,371,167)	(1,226,736)	(7,090)
Net fair value gain (loss) on financial assets at fair value through the profit and loss		9,436
Change in warrant liability		163,827
Other income (expenses)		333,898	4,869	(47,942)
Impairment on property, plant and equipment		(2,660)
Finance costs		(3,914)	(4,988)	(2,693)
Total other (expenses) income		500,587	(119)	(50,635)
(Loss) profit before income taxes		(4,870,580)	(1,226,855)	(57,725)
Provision for income taxes expenses		(41,085)		(29,331)
Net (loss) profit		(4,911,665)	(1,226,855)	(87,056)
Non-controlling interest		(473,225)
Owners of the parent		(4,438,440)
Other comprehensive loss:
Foreign currency translation adjustments		92,230	26,773
Total comprehensive (loss) income		€ (4,819,435)	€ (1,200,082)	€ (87,056)
Class A
Other comprehensive loss:
Basic weighted average shares outstanding (in Shares) | shares	[1]	7,700,000	5,203,562	2,850,000
Basic (loss) earnings per share (in Euro per share) | € / shares		€ (0.38)	€ (0.21)	€ (0.03)
Class B
Other comprehensive loss:
Basic weighted average shares outstanding (in Shares) | shares	[1]	3,702,068	709,301	100,000
Basic (loss) earnings per share (in Euro per share) | € / shares		€ (0.38)	€ (0.21)	€ (0.03)
Outside Parties
Costs and operating expenses:
Cost of revenue		€ (100,877)	€ (25,180)	€ (81,588)
General and administrative		(6,154,262)	(1,152,873)	(286,669)
Related Party
Costs and operating expenses:
Cost of revenue			(65,090)	(29,000)
General and administrative		€ (263,520)	€ (146,000)	€ (30,000)

[1]	The share amounts are presented on a retrospective basis for founder shares.